PRESIDENT'S LETTER

Dear Shareholder:

The year has been marked by steady economic growth accompanied by low levels of inflation. Bonds have rallied throughout the year, as the Federal Reserve's target of zero inflation looks increasingly attainable. American industry has been able to deliver top quality products while keeping its cost structure low. Consequently, profits have risen to all-time highs. The combination of lower interest rates and higher profits has led to record levels in all major United States stock markets.

We continue to believe that interest rates will trend lower as we approach the end of this economic expansion, but that corporate profitability will be more problematic over the coming year. Accordingly, equity investments are being made with strict attention to sustainable profit growth and down side protection.

WINTHROP AGGRESSIVE GROWTH FUND

The Winthrop Aggressive Growth Fund returned 11.1% for the fiscal year versus 18.3% for the Russell 2000. Value-oriented small company portfolios (like the Aggressive Growth Fund) underperformed growth-style small company portfolios during the period. Small company shares, as measured by the Russell 2000 Index sharply underperformed large company shares as measured by the S&P 500. Investor concern over a slowing U.S. economy has focused attention on large, multinational consumer staple companies (soap, food, drugs) and companies showing rapid unit growth (technology).

The Fund continues to emphasize smaller capitalization (under $1 billion) "value" stocks. While our limited exposure in the area of technology has hindered our relative performance over the last year, we continue to find the sector too volatile, and in some cases, too richly valued for our relatively risk-averse strategy when compared with other funds with similar investment objectives. We liken investor's current enthusiasm for Internet-related issues to previous short-lived infatuations with the biotechnology and gaming industries.

Our investments in companies in the capital goods sector have generally posted strong results for the September quarter, and indicators are that business trends remain good. However, some of the stocks have been lackluster performers, as investors fret over the impact of a weaker 1996 domestic economy on capital spending. To further diversify the portfolio, recently we have been buying shares in companies more exposed to consumer spending than capital spending. New commitments to this area include: Advo Systems, Inc., Anthony Industries, Inc., Banta Corp., Flowers Inds. Inc., Lee Enterprises, Inc., Luby's Cafeterias Inc., and Marcus Corp.

WINTHROP GROWTH AND INCOME FUND

For the fiscal year, the Winthrop Growth and Income Fund returned 16.1% versus 26.4% for the S&P 500. Performance was hampered early in the year by exposure to shares of companies headquartered outside the United States, such as TelMex and PanAmerican Beverages. Bond holdings as well as investments in master limited partnerships provided solid absolute returns but trailed the S&P 500. Strength in the portfolio came from consumer staples, such as Gillette and Procter and Gamble, and from financial service stocks, such as Wells Fargo and Fannie Mae. We continue to carry an overweighting in financial service companies and believe that these companies have the potential to deliver double-digit growth over the coming year.

THE WINTHROP GROWTH FUND

The Winthrop Growth Fund earned 12.2% in fiscal year 1995 versus 26.4% for the S&P 500. This was primarily due to the Fund's very limited commitment to technology stocks, which rallied significantly during the first half of the year. These issues are often avoided by our investment managers owing to their typically high volatility.

The Fund followed a conservative strategy when compared to other funds with similar investment objectives, emphasizing steady performers like Federal Home Loan Mortgage Company, First Bank Systems, Pepsico and Loral. Looking forward, we are positioning the Fund to perform in a slow growth and declining interest rate environment. In August, the Fund was modified to be more sector-neutral relative to the S&P 500 and to make more extensive use of the research recommendations of Donaldson, Lufkin & Jenrette.

WINTHROP FIXED INCOME FUND

The Winthrop Fixed Income Fund returned 12.2% for the fiscal year, closely tracking the 12.5% return of the Lehman Government/Corporate Intermediate Bond Index. Interest rates fell dramatically during the last 12 months, as fears of further interest rate increases and potentially higher inflation rates abated.

Recently we initiated a position in AA-rated Province of Ontario bonds to capitalize on what we believed were temporarily depressed bond prices in Canada. When Canadians voted "No" on the Quebec-led independence referendum, bond prices increased significantly in a short period of time, benefiting Fund performance.

We believe both domestic and foreign interest rates will head lower over the next six months, based on expectations of slowing economic growth, subdued inflation, and a stable-to-improving dollar. We expect these developments will provide further support to the bond market.

WINTHROP MUNICIPAL TRUST FUND

Returns in the tax-exempt markets benefited not only from lower interest rates, but also a decline in supply following 1994's historically low issuance. Returns in the tax-exempt market have lagged those in the taxable market due primarily to market volatility associated with concerns regarding flat-tax proposals. However, the Winthrop Municipal Trust Fund returned a solid 10.1%, which compares favorably to the Lipper Intermediate Municipal Fund Index of 10.0%. We have taken advantage of higher interest rates throughout the year to establish core positions in longer intermediate securities in the 12 to 15 year range with good call protection and high current yield. We have also begun to include securities subject to the alternative minimum tax ("AMT"), which generally yield more than other municipal debt. Most taxpayers are not subject to the AMT and further positions will be established when their yields are trading at attractive spreads to general municipal debt. We continue to monitor developments in Washington regarding flat-tax proposals and, stand ready to exploit opportunities that present themselves. We believe that flat-tax talk will die if President Clinton is re-elected. If a Republican candidate succeeds, flat-tax proposals will continue, but should meet resistance and ultimately fail due to special interest groups and budget constraints. Municipals should continue to maintain their tax advantage and value as a solid fixed income investment.

Thank you for your investment in the Winthrop Focus Funds. The Officers and Trustees would like to wish you a happy and prosperous New Year.

Sincerely,


/s/ Carl B. Menges
Carl B. Menges
President                         December, 1995

FOCUS FUND HIGHLIGHTS

         WINTHROP GROWTH FUND

             PORTFOLIO CHANGES For the Six Months Ended October 31, 1995 (unaudited)

    MAJOR PURCHASES                           MAJOR SALES
    ConAgra, Inc.(1)                          Corning, Inc.(2)
    Dow Chemical Co.(1)                       Federal National Mortgage Assn.(2)
    Exxon Corp.(1)                            Gillette Co.(2)
    Kerr-McGee Corp.(1)                       Guinness PLC ADRs(2)
    MCI Communications Corp.(1)               Pepsico, Inc.
    Pfizer, Inc.(1)                           Premier Industrial Corp.(2)
    Schering-Plough Corp.(1)                  RJR Nabisco Holdings Corp.(2)
    Sears Roebuck & Co.(1)                    Vodafone Group ADRs(2)

    (1) New Holdings                          (2) Deletions

             TEN LARGEST HOLDINGS October 31, 1995 (unaudited)

                                                                        PERCENT
                                                          VALUE         OF FUND
                                                       -----------      -------
Exxon Corp........................................     $ 2,932,800         5.3%
Pepsico, Inc......................................       2,853,775         5.1
Cellular Communications, Inc. Cl. A...............       2,551,209         4.6
Schering-Plough Corp..............................       2,048,475         3.7
First Bank System, Inc............................       1,960,150         3.5
MCI Communications Corp...........................       1,915,200         3.4
Wells Fargo & Co..................................       1,912,138         3.4
Pfizer, Inc.......................................       1,818,787         3.2
Procter & Gamble Co...............................       1,725,300         3.1
Kerr-McGee Corp...................................       1,626,188         2.9
                                                       -----------      -------
                                                       $21,344,022        38.2%
                                                       -----------      -------
                                                       -----------      -------

             INVESTMENT RESULTS For Periods Ended October 31, 1995 (unaudited)



                                                   Average Annual Total Return
                                                   ---------------------------
             Winthrop Growth and                   Winthrop Growth
Year             Income Fund             S&P 500   and Income Fund     S&P 500
----  --------------------------         -------   ---------------     -------

 12/86             $10,000              $10,000     1  Year .. 12.21%    26.43%
 10/87               9,650               10,433     3  Year .. 10.15%    14.71%
 10/88              10,781               11,978     5  Year .. 12.65%    17.24%
 10/89              13,123               15,138     From inception
 10/90              11,673               14,006     12/86   ..  8.82%    13.61%
 10/91              15,141               18,700
 10/92              15,846               20,560
 10/93              18,121               23,632
 10/94              18,873               24,544
 19/95              21,178               31,031




  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. If investors redeem shares, they may be subject to a contingent deferred sales charge as follows: 4% in year 1, 3% in year 2, 2% in year 3 and 1% in year 4, which would reduce total return shown above.

FOCUS FUND HIGHLIGHTS

         WINTHROP GROWTH AND INCOME FUND

             PORTFOLIO CHANGES For the Six Months Ended October 31, 1995 (unaudited)

 MAJOR PURCHASES                            MAJOR SALES
 Dun & Bradstreet Corp.(1)                  Federal Home Loan Mortgage. Corp.(2)
 Federated Department Stores, Inc.(1)       Guinness PLC ADRs
 ITT Corp.(1)                               Meyer (Fred), Inc.(2)
 Motorola, Inc.(1)                          Pepsico, Inc.
 Pfizer, Inc.(1)                            United States Treasury Notes(2)
 Republic New York Corp.(1)                 5.875%, 02/15/04
 United Technologies Corp.(1)               United States Treasury Strips(2)
 Western Atlas, Inc.(1)                     0.000%, 05/15/04

 (1) New Holdings                           (2) Deletions

             TEN LARGEST EQUITY HOLDINGS October 31, 1995 (unaudited)

                                                                        PERCENT
                                                          VALUE         OF FUND
                                                       -----------      -------
Loews Corp........................................     $ 3,225,750         3.7%
American International Group, Inc.................       2,683,125         3.1
First Bank System, Inc............................       2,663,217         3.0
Amoco Corp........................................       2,555,000         2.9
Federal National Mortgage Assn....................       2,349,200         2.7
Cellular Communications, Inc. Cl. A...............       2,305,875         2.6
Gillette Co.......................................       2,128,500         2.4
Procter & Gamble Co...............................       2,106,000         2.4
Wells Fargo & Co..................................       1,933,150         2.2
Loral Corp........................................       1,860,450         2.1
                                                       -----------      -------
                                                       $23,810,267        27.1%
                                                       -----------      -------
                                                       -----------      -------

             INVESTMENT RESULTS For Years Ended October 31, 1995 (unaudited)


                                                     Average Annual Total Return
                                                     ---------------------------
             Winthrop Growth and                      Winthrop Growth
Year             Income Fund               S&P 500   and Income Fund     S&P 500
----  -------------------------------      -------   ---------------     -------

1985                $10,000               $10,000    1  Year .. 16.10%    26.43%
1986                 12,770                13,320    3  Year .. 12.40%    14.71%
1987                 12,078                14,174    5  Year .. 14.05%    17.24%
1988                 13,760                16,272    10 Year .. 11.52%    15.47%
1989                 16,727                20,566
1990                 15,424                19,027
1991                 19,564                25,403
1992                 20,963                27,931
1993                 24,512                32,104
1994                 25,634                33,343
1995                 29,761                42,156


  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. If investors redeem shares, they may be subject to a contingent deferred sales charge as follows: 4% in year 1, 3% in year 2, 2% in year 3 and 1% in year 4, which would reduce total return shown above.

FOCUS FUND HIGHLIGHTS

         WINTHROP AGGRESSIVE GROWTH FUND

             PORTFOLIO CHANGES For the Six Months Ended October 31, 1995 (unaudited)

   MAJOR PURCHASES                              MAJOR SALES

   Advo System, Inc.(1)                         Augat, Inc.
   Anthony Industries, Inc.(1)                  Baybanks, Inc.
   Belden, Inc.(1)                              Devon Group, Inc.(2)
   Brady (W.H.) Cl. A(1)                        First Security Corp.(2)
   First Commerce Corp.(1)                      Fisher Scientific International,
   Hartford Steam Boiler Insp. & Ins. Co.(1)    Inc.(2)
   Lee Enterprises, Inc.(1)                     Invacare Corp.
   Marcus Corp.(1)                              Regions Financial Corp.(2)
   (1) New Holdings                             Wallace Computer Services, Inc.
                                                           (2) Deletions

             TEN LARGEST HOLDINGS October 31, 1995 (unaudited)

                                                                        PERCENT
                                                          VALUE         OF FUND
                                                       -----------      -------
Lydall, Inc. .....................................     $ 4,939,025         2.4%
Teleflex, Inc. ...................................       4,364,625         2.2
Carlisle Companies, Inc. .........................       4,314,013         2.1
First American Corp. of Tennessee.................       4,295,363         2.1
Beckman Instruments, Inc. ........................       3,981,625         2.0
American Business Products, Inc. .................       3,828,125         1.9
M.A. Hanna Co. ...................................       3,818,125         1.9
Methode Electronics, Inc. Cl. A...................       3,705,300         1.8
Unitog Co. .......................................       3,583,750         1.8
Applied Power, Inc. Cl. A.........................       3,526,537         1.7
                                                       -----------      -------
                                                       $40,356,488        19.9%
                                                       -----------      -------
                                                       -----------      -------

             INVESTMENT RESULTS For Years Ended October 31, 1995 (unaudited)

                                              Average Annual Total Return

      Winthrop Aggressive                      Winthrop Aggressive
Year    Growth Fund          Russell 2000         Growth Fund      Russell 2000
----  -------------------     ------------      ----------------  ------------
1985      $10,000               $10,000         1  Year .. 11.10%    18.33%
1986       12,646                12,226         3  Years.. 13.38%    16.02%
1987       10,740                10,555         5  Years.. 21.66%    22.08%
1988       14,032                13,418         10 Years.. 13.39%    11.82%
1989       16,293                15,506
1990       13,181                11,273
1991       19,977                17,878
1992       24,104                19,574
1993       30,212                25,916
1994       31,624                25,836
1995       35,135                30,572


  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. If investors redeem shares, they may be subject to a contingent deferred sales charge as follows: 4% in year 1, 3% in year 2, 2% in year 3 and 1% in year 4, which would reduce total return shown above.

FOCUS FUND HIGHLIGHTS

         WINTHROP FIXED INCOME FUND

             PORTFOLIO CHANGES For the Six Months Ended October 31, 1995 (unaudited)

    MAJOR PURCHASES                           MAJOR SALES

    American General Corp.                    Dresser Industries(2)
    7.750%, 04/01/05                          6.250%, 06/01/00
    Federal National Mortgage Assn.(1)        Fleet Financial Group(2)
    7.417%, 12/01/21                          7.125%, 05/01/00
    Province of Ontario Canada(1)             General Motors Acceptance Corp.(2)
    7.750%, 06/04/02                          8.625%, 06/15/99
    United States Treasury Notes              United States Treasury Notes
    7.500%, 10/31/99                          6.375%, 08/15/02
    United States Treasury Notes(1)           United States Treasury Notes
    6.250%, 08/31/00                          6.250%, 02/15/03

    (1) New Holdings                          (2) Deletions

             PORTFOLIO CHARACTERISTICS October 31, 1995* (unaudited)

       30 DAY YIELD: 5.34%                           AVERAGE COUPON: 7.56%+
       AVERAGE RATING: AAA                           AVERAGE DURATION: 4.0 YEARS
       AVERAGE YEARS TO MATURITY: 6.2 YEARS
       * Weighted Averages
       + Exclusive of U.S. Treasury Bills and Commercial Paper

             INVESTMENT RESULTS For Periods Ended October 31, 1995 (unaudited)

                                                Average Annual Total Return
                                            ------------------------------------
          Winthrop     Lehman Bros. Gov't                     Lehman Bros. Gov't
          Fix Income   Corp. Intermediate    Winthrop Fixed   Corp. Intermediate
Year        Fund          Bond Index          Income Fund        Bond Index
----     -----------   -------------------  ---------------     ----------------

 12/86    $10,000           $10,000          1  Year .. 12.22%       12.52%
 10/87      9,788            10,194          3  Year ..  6.25%        6.65%
 10/88     10,891            11,144          5  Year ..  8.57%        8.72%
 10/89     12,134            12,318          From inception
 10/90     13,000            13,228          12/86   ..  7.92%        8.22%
 10/91     14,810            15,058
 10/92     16,346            16,564
 10/93     18,272            18,209
 10/94     17,474            17,859
 19/95     19,608            20,094



  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. If investors redeem shares, they may be subject to a contingent deferred sales charge as follows: 4% in year 1, 3% in year 2, 2% in year 3 and 1% in year 4, which would reduce total return shown above.

FOCUS FUND HIGHLIGHTS

         WINTHROP MUNICIPAL TRUST FUND

             PORTFOLIO CHANGES For the Six Months Ended October 31, 1995 (unaudited)

              MAJOR PURCHASES                                MAJOR SALES

              Chicago, IL Met. Wtr. Reclamation Dist.(1)     Metropolitan Government Tennessee(2)
              5.750%, 12/01/01                               5.000%, 05/15/05
              Indiana Univ. Rev. Student Fee Ser. K(1)       Minnesota State General
              6.500%, 08/01/05                               Obligation(2)
              Iowa Student Loan Liquidation Corp.(1)         5.700%, 08/01/02
              6.800%, 03/01/05                               North Carolina State Capital
              Missouri State Envt. Imp. & Energy             Improvement(2)
              Resources(1)                                   4.700%, 02/01/01
              5.250%, 01/01/05                               Seattle, Washington Met. Sewer Ref.
              University Medicine & Dentistry NJ Ser. E(1)   Ser. Z(2)
              6.400%, 12/01/07                               4.800%, 01/01/03
                                                             Tarrant County, Texas Water
                                                             Control/Import(2)
                                                             6.000%, 03/01/10

              (1) New Holdings                               (2) Deletions

             PORTFOLIO CHARACTERISTICS October 31, 1995* (unaudited)

               30 DAY YIELD: 3.71%                                AVERAGE COUPON: 5.99%+
               AVERAGE RATING: AA                                 AVERAGE DURATION: 5.2 YEARS
               AVERAGE YEARS TO MATURITY: 6.6 YEARS
               * Weighted Averages
               + Exclusive of Commercial Paper

             INVESTMENT RESULTS For Periods Ended October 31, 1995 (unaudited)

                                                         Average Annual Total Return
                                                         ---------------------------
      Winthrop Municipal   Lipper Intermediate   Winthrop Municipal    Lipper Intermediate
Year    Trust Fund        Municipal Fund Index      Trust Fund         Municipal Fund Index
----  ------------------  --------------------  -------------------    --------------------
7/93      $10,000               $10,000         1  Year .. 10.06%            10.03%
10/93      10,183                10,310
10/94       9,952                10,050         From Inception
10/95      10,953                11,058         7/93 ..... 4.12               4.57



  The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains, but the returns calculated above have been computed after deduction of all fund expenses including advisory fees. If investors redeem shares, they may be subject to a contingent deferred sales charge as follows: 4% in year 1, 3% in year 2, 2% in year 3 and 1% in year 4, which would reduce total return shown above.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS October 31, 1995

--------------------------------------------------------------------------------
WINTHROP GROWTH FUND
COMMON STOCKS--95.6%
BASIC MATERIALS--5.8%         SHARES        VALUE
                            ----------   -----------
CHEMICALS-2.8%
Air Products & Chemicals,
  Inc......................      2,000   $   103,250
 Industrial gases,
 equipment, chemicals
  Dow Chemical Co. ........     21,300     1,461,712
                                         -----------
 Chemicals, metals,
  plastics, packaging......
                                           1,564,962
                                         -----------
METALS & MINING-1.4%
Aluminum Company of
America....................      6,400       326,400
 Leading U.S. aluminum
 producer
Barrick Gold Corp..........     19,500       450,938
                                         -----------
 Gold production in
 U.S./Canada
                                             777,338
                                         -----------
PAPER-1.6%
Mead Corp..................     16,100       927,762
                                         -----------
 Manufacturer of paper,
 lumber & wood products
                                           3,270,062
                                         -----------
CAPITAL GOODS--8.1%

AEROSPACE-2.2%
Loral Corp.................     40,800     1,208,700
                                         -----------
 Military electronic
 systems

BUILDING &
 CONSTRUCTION-0.5%
Fluor Corp.................      4,700       265,550
                                         -----------
 Engineering and
 construction with coal,
 lead

ELECTRICAL EQUIPMENT-1.3%
Emerson Electric Co........     10,200       726,750
                                         -----------
 Manufacturer of
 electric/electronic
 products

ENVIRONMENTAL CONTROL-0.5%
Browning Ferris Industries,
 Inc.......................     10,000       291,250
                                         -----------
 Solid & liquid waste
 management service

MACHINERY-3.6%
Deere & Co.................     14,300     1,278,062
 Largest manufacturer of
 farm equipment:
 construction machinery
Ingersoll-Rand Co..........     21,300       753,488
                                         -----------
 Standard machinery,
 equipment: bearings, tools
                                          2,031,550
                                         -----------
                                           4,523,800
                                         -----------
CONSUMER CYCLICAL--13.0%
APPAREL/TEXTILE-1.0%
V F Corp...................     12,000       574,500
                                         -----------
 Apparel manufacturer

AUTO & TRUCKS-1.2%
General Motors Corp........     15,000       656,250
                                         -----------
 Largest manufacturer of
 automotive products

AUTO RELATED-1.6%
Echlin, Inc................     18,800       672,100
 Auto electronics, brake
 replacement parts
Goodyear Tire & Rubber
 Co........................      6,400       243,200
                                         -----------
 Manufacturer of tires &
 rubber products
                                             915,300
                                         -----------

                              SHARES        VALUE
                            ----------   -----------
HOUSEHOLD
 FURNITURE/APPLIANCES-0.5%
Singer Co. N.V.............     12,000   $   282,000
                                         -----------
 Manufacturer of sewing
 machines/electrical
 products

LEISURE RELATED-2.7%
Capital Cities/ABC, Inc....     11,500     1,364,188
 Radio/TV broadcasting and
 publishing
Hasbro, Inc................      5,000       152,500
                                         -----------
 Manufacturer of toys &
  games                                    1,516,688
                                         -----------

PHOTO & OPTICAL-1.0%
Eastman Kodak Co...........      9,200       576,150
                                         -----------
 Photograph apparatus,
 chemicals

PRINTING & PUBLISHING-0.9%
Belo (A.H.) Corp...........      6,000       207,750
 Newspaper publishing:
 broadcasting Gannett Co. .      5,000       271,875
                                         -----------
 Newspapers: TV/radio:
  advertising                                479,625
                                         -----------

RETAIL-GENERAL-4.1%
May Department Stores
 Co........................     24,800       973,400
 Large department store
 chain
Sears Roebuck & Co.........     39,000     1,326,000
                                         -----------
 Large retailer of general
 merchandise: insurance
                                           2,299,400
                                         -----------
                                           7,299,913
                                         -----------
CONSUMER STAPLES--22.0%

BEVERAGES-5.1%
Pepsico, Inc...............     54,100     2,853,775
                                         -----------
 Provides soft drinks/food
 services

DRUGS-6.9%
Pfizer, Inc................     31,700     1,818,787
 Healthcare, consumer
 products, special
 chemicals
Schering-Plough Corp.......     38,200     2,048,475
                                         -----------
 Pharmaceutical/consumer
  products
                                           3,867,262
                                         -----------

FOODS-3.0%
Campbell Soup Co...........     16,700       874,663
 Canned soup & other foods
ConAgra, Inc...............     21,000       811,125
                                         -----------
 Prepared foods:
  agricultural products
                                           1,685,788
                                         -----------

HOSPITAL SUPPLIES &
 SERVICES-3.1%
Columbia/HCA Healthcare
 Corp......................     29,600     1,454,100
 Health care
 facilities/services
Health Management
 Association Cl. A*........     13,000       279,500
                                         -----------
 Operates acute care
 hospitals
                                           1,733,600
                                         -----------

RETAIL-FOOD-0.8%
Safeway, Inc.*.............     10,000       472,500
                                         -----------
 Food supermarket chain

SOAPS & TOILETRIES-3.1%
Procter & Gamble Co........     21,300     1,725,300
                                         -----------
 Household, personal care,
 food products
                                          12,338,225
                                         -----------

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP GROWTH FUND
                              SHARES        VALUE
                            ----------   -----------
ENERGY--10.5%

OIL-DOMESTIC-5.2%
Amoco Corp.................     17,000   $ 1,085,875
 Domestic integrated oil
Kerr-McGee Corp............     29,500     1,626,188
 Petroleum, chemicals, coal
Unocal Corp................      7,800       204,750
                                         -----------
 Holding co.; integrated
 domestic oil
                                           2,916,813
                                         -----------
OIL-INTERNATIONAL-5.3%
Exxon Corp.................     38,400     2,932,800
                                         -----------
 World's leading oil
 company
                                           5,849,613
                                         -----------
FINANCIAL--12.0%

BANKING-6.9%
First Bank System, Inc.....     39,400     1,960,150
 Comm. banking: MN and
 Upper Midwest
Wells Fargo & Co...........      9,100     1,912,138
                                         -----------
 Commercial banking: CA
                                           3,872,288
                                         -----------
FINANCIAL SERVICES-3.1%
Capital One Financial......     14,100       345,450
 Bank card issuer/services
Federal Home Loan Mortgage
 Corp......................     20,200     1,398,850
                                         -----------
 Provides residential
 mortgage funds
                                           1,744,300
                                         -----------
INSURANCE-2.0%
American International
Group, Inc.................     12,900     1,088,437
                                         -----------
 International insurance
 holding company
                                           6,705,025
TECHNOLOGY--18.4%

ELECTRONICS-3.2%
Intel Corp.................      4,500       314,438
 Semiconductor memory
 circuits
Molex, Inc.................     10,000       330,000
 Terminals, connectors,
 switches
Motorola, Inc..............      9,000       590,625
 Semiconductors:
 communication equipment
National Semiconductor
 Corp.*....................     23,000       560,625
                                         -----------
 Integrated circuits &
 transistors
                                           1,795,688
                                         -----------
OFFICE
 EQUIPMENT/SERVICE-6.6%
Cisco Systems, Inc.*.......      5,900       457,250
 Manufacturer of computer
 network products
Compaq Computer Corp.*.....     27,000     1,505,250
 Portable personal
 computers
Microsoft Corp.*...........     10,000     1,000,000
 Software for
 microcomputers
Oracle Systems Corp.*......     16,500       719,812
                                         -----------
 Markets database
 management software
                                           3,682,312
                                         -----------

                              SHARES        VALUE
                            ----------   -----------
TELECOMMUNICATIONS-8.6%
Cellular Communications,
 Inc. Cl. A*...............     47,575   $ 2,551,209
 U.S. non-wireline cellular
 licensee
MCI Communications Corp....     76,800     1,915,200
 Telecommunications
 network, services
WorldCom, Inc.*............     10,000       326,250
                                         -----------
 Long distance
 telecommunication services                4,792,659
                                         -----------

                                          10,270,659
                                         -----------

TRANSPORT & SERVICE--1.7%

AIRLINES-0.4%
Delta Air Lines, Inc.......      3,600       236,250
                                         -----------
 Domestic & international
 air service

RAILROADS-1.3%
CSX Corp...................      8,300       695,125
                                         -----------
 Railroad, oil/gas,
 trucking, mining
                                             931,375
                                         -----------
MISCELLANEOUS--4.1%

DIVERSIFIED-4.1%
ITT Corp...................      6,700       820,750
 Diversified international
 concern
Loews Corp.................     10,000     1,466,250
                                         -----------
 Tobacco; hotels; insurance
 subsidiary
                                           2,287,000
                                         -----------

TOTAL COMMON STOCKS
 (cost $43,733,912)........               53,475,672
                                         -----------

                            PRINCIPAL
                              AMOUNT
                            ----------
COMMERCIAL PAPER--3.0%
Ford Motor Credit Corp.
 5.710%, 11/03/95.......... $  380,000       379,879
Ford Motor Credit Corp.
 5.730%, 11/06/95..........    360,000       359,714
Ford Motor Credit Corp.
 5.720%, 11/07/95..........    540,000       539,485
General Electric Capital
 Corp.
 5.700%, 11/10/95..........    185,000       184,736
General Electric Capital
 Corp.
 5.720%, 11/14/95..........    230,000       229,525
                                         -----------

TOTAL COMMERCIAL PAPER
 (amortized cost
$1,693,339)................                1,693,339
                                         -----------
TOTAL INVESTMENTS--98.6%
 (cost $45,427,251)........               55,169,011
                                         -----------

CASH AND OTHER ASSETS
 NET OF
LIABILITIES--1.4%..........                  777,139
                                         -----------

NET ASSETS--100%...........              $55,946,150
                                         ===========


* Non-income producing

See notes to financial statements.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS October 31, 1995

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND
COMMON STOCKS--87.7%
BASIC MATERIALS--7.5%         SHARES        VALUE
                            ----------   -----------
CHEMICALS-3.0%
Crompton & Knowles
Corp. .....................     66,700   $   842,088
 Special chemicals,
 industry machinery
Dupont (E.I.) De Nemours &
 Co. ......................     19,800     1,235,025
 Large chemical co: oil &
 gas
Monsanto Co. ..............      5,000       523,750
                                         -----------
 Major chemical producer
                                           2,600,863
                                         -----------
OIL & GAS-4.5%
Amoco Corp. ...............     40,000     2,555,000
 Integrated domestic oil
Dorchester Hugoton,
Ltd. ......................     25,500       312,375
 U.S. natural gas reserves
San Juan Basin Royalty
 Trust.....................    180,000     1,102,500
                                         -----------
 Royalty gas interest in
 New Mexico
                                           3,969,875
                                         -----------
                                           6,570,738
                                         -----------
CAPITAL GOODS/
 CONSTRUCTION--6.4%
AEROSPACE-4.1%
Loral Corp. ...............     62,800     1,860,450
 Military electronic
 systems
United Technologies
 Corp. ....................     19,500     1,730,625
                                         -----------
 Aerospace, climate control
 systems
                                           3,591,075
                                         -----------
BUILDING &
 CONSTRUCTION-0.2%
RPM, Inc. Ohio.............     10,000       193,750
                                         -----------
 Protective coatings

ELECTRICAL EQUIPMENT-1.6%
Premier Industrial
 Corp. ....................     56,500     1,405,438
                                         -----------
 Electronics and industrial
 distribution

ENVIRONMENTAL CONTROL-0.5%
Wheelabrator Tech.,
 Inc. .....................     29,000       416,875
                                         -----------
 Converting refuse into
 energy
                                           5,607,138
                                         -----------
CONSUMER PRODUCTS
 & SERVICES--31.2%
AUTO-0.4%
Armor All Products
 Corp. ....................     22,000       363,000
                                         -----------
 Produces auto cleaners and
 protectants

BEVERAGES & TOBACCO-7.1%
American Brands, Inc. .....     10,000       428,750
 Tobacco, life insurance
Guinness PLC ADRs..........     18,100       724,000
 Distiller, brewer and
 distributor of distilled
 spirits and malt beverages
Panamerican Beverages, Inc.
Cl. A......................     27,900       763,762
 Soft drink bottler, Latin
 America
Pepsico, Inc. .............     31,000     1,635,250
 Provides soft drinks/food
 services
Philip Morris Cos.,
 Inc. .....................      9,000       760,500
 Tobacco, brewing, soft
 drinks
RJR Nabisco Holdings
 Corp. ....................     33,000     1,014,750
 Manufactures tobacco and
 food products
UST, Inc. .................     30,000       900,000
                                         -----------
 Snuff, tobacco, wine,
 spirits
                                           6,227,012
                                         -----------

                              SHARES        VALUE
                            ----------   -----------
CONTAINERS-0.7%
Bemis Co...................     24,000   $   624,000
                                         -----------
 Packaging/adhesive
 products

DRUGS-3.5%
Pfizer, Inc. ..............     30,700     1,761,412
 Healthcare consumer
 products, special
 chemicals
Schering-Plough Corp. .....     24,100     1,292,362
                                         -----------
 Pharmaceutical/consumer
 products
                                           3,053,774
                                         -----------

FOODS-0.5%
Archer-Daniels-Midland
 Co. ......................     28,100       453,113
                                         -----------
 Process soybeans: flour
 mills

HOSPITAL SUPPLIES &
 SERVICES-2.5%
Caremark International,
 Inc.......................     58,500     1,206,562
 Alternate site healthcare
 services
Columbia/HCA Healthcare
 Corp. ....................     20,000       982,500
                                         -----------
 Health care
 facilities/services
                                           2,189,062
                                         -----------

LEISURE-3.9%
Capital Cities/ABC,
Inc. ......................     15,000     1,779,375
 Radio/TV broadcasting and
 publishing
Cedar Fair L.P. ...........     45,000     1,417,500
 Owns and operates
 amusement parks
Jostens, Inc. .............     10,000       226,250
                                         -----------
 School class rings,
 yearbooks
                                           3,423,125
                                         -----------

PRINTING & PUBLISHING-4.5%
Commerce Clearing House,
Inc. Cl. A.................     11,000       255,750
 Tax & business law reports
Commerce Clearing House,
Inc. Cl. B.................     13,000       299,000
 Tax & business law reports
Donnelley (R.R.) & Sons,
Inc. ......................     48,700     1,777,550
 Large commercial printer
Dun & Bradstreet Corp. ....     27,000     1,613,250
                                         -----------
 Business information:
 publishing: marketing: TV
                                           3,945,550
                                         -----------

RETAIL-FOOD & DRUGS-1.8%
Walgreen Co. ..............     54,800     1,561,800
                                         -----------
 Major retail drug chain

RETAIL-GENERAL-1.5%
Federated Department
Stores, Inc.*..............     54,000     1,370,250
                                         -----------
 Operates department stores
 in U.S.

SOAPS & TOILETRIES-4.8%
Gillette Co. ..............     44,000     2,128,500
 Shaving, personal care
 products
Procter & Gamble Co. ......     26,000     2,106,000
                                         -----------
 Household, personal care,
 food products
                                           4,234,500
                                         -----------
                                          27,445,186
                                         -----------
ENERGY--1.7%

OIL-SUPPLIES &
 CONSTRUCTION-1.7%
Western Atlas, Inc.*.......     34,000     1,491,750
                                         -----------
 Oilfield information
 service/automation system

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND
                              SHARES        VALUE
                            ----------   -----------
FINANCIAL--15.2%
BANKING-8.7%
First Bank System, Inc. ...     53,532   $ 2,663,217
 Commercial banking: MN and
 Upper Midwest
Mellon Bank Corp. .........     20,000     1,002,500
 Commercial banking: PA
Regions Financial Corp. ...     12,000       478,500
 Commercial banking: AL
Republic New York Corp. ...     26,100     1,530,113
 Commercial banking: NY &
 worldwide
Wells Fargo & Co. .........      9,200     1,933,150
                                         -----------
 Commercial banking: CA
                                           7,607,480
                                         -----------
INSURANCE-3.8%
American International
Group, Inc. ...............     31,800     2,683,125
 International insurance
 holding company
Hartford Steam Boiler
 Insp. & Ins. Co. .........     15,000       699,375
                                         -----------
 Insurance/engineering
 services
                                           3,382,500
                                         -----------
OTHER-2.7%
Federal National Mortgage
Assn. .....................     22,400     2,349,200
                                         -----------
 Provides residential
 mortgage funds
                                          13,339,180
                                         -----------
PUBLIC UTILITIES--5.4%

ELECTRIC-1.5%
CIPSCO, Inc. ..............     30,200     1,106,075
 Holding co.: Central IL
 public service
Potomac Electric Power
 Co. ......................     10,000       250,000
                                         -----------
 Electric service DC, MD, VA
                                           1,356,075
                                         -----------
GAS-1.8%
Consolidated Natural Gas
 Co. ......................     21,000       798,000
 Integrated natural gas
 systems
New Jersey Resources
 Corp. ....................     31,600       790,000
                                         -----------
 Supplies gas in New Jersey
                                           1,588,000
                                         -----------
TELEPHONE-2.1%
GTE Corp. .................     45,000     1,856,250
                                         -----------
 Telephone holding company;
 manufacturing
                                           4,800,325
                                         -----------
SCIENCE & TECHNOLOGY--6.3%

ELECTRONICS-1.6%
Motorola, Inc. ............     22,300     1,463,437
                                         -----------
 Semiconductors:
 communications equipment

TELECOMMUNICATIONS-4.7%
Cellular Communications,
Inc. Cl. A*................     43,000     2,305,875
 U.S. non-wireline cellular
 licensee
International Cabletel,
Inc.*......................     13,333       353,325
 Telecommunications
 services

                              SHARES        VALUE
                            ----------   -----------
Vodafone Group ADRs........     35,326   $ 1,443,950
                                         -----------

 British cellular operator
                                           4,103,150
                                         -----------

                                           5,566,587
                                         -----------

TRANSPORT & SERVICE--3.2%
PROFESSIONAL SERVICE-1.4%
United Healthcare Corp. ...     24,000     1,275,000
                                         -----------
 Manages health maintenance
 services
RAILROADS-1.8%
CSX Corp. .................     18,500     1,549,375
                                         -----------
 Railroad, oil/gas,
 trucking, mining
                                           2,824,375
                                         -----------
MISCELLANEOUS--10.8%
DIVERSIFIED-8.0%
Corning, Inc. .............     30,000       783,750
 Specialty material,
 communications, consumer
 products/services
ITT Corp. .................     13,600     1,666,000
 Diversified international
 concern
Loews Corp. ...............     22,000     3,225,750
 Tobacco; hotels; insurance
 subsidiary
Tyco International Ltd. ...     22,300     1,354,725
                                         -----------
 Fire protection systems:
 cable, solar
                                           7,030,225
                                         -----------
LIMITED
 PARTNERSHIP-TIMBER-2.0%
Plum Creek Timber Co.
 L.P. .....................     73,000     1,752,000
                                         -----------
 Lumber and wood products
REAL ESTATE INVESTMENT
 TRUST-0.8%
General Growth Properties,
 Inc. .....................     35,000       704,375
                                         -----------
 Real estate investment
 trust
                                           9,486,600
                                         -----------
TOTAL COMMON STOCKS
 (cost $59,687,878)........               77,131,879
                                         -----------

CONVERTIBLE
 PREFERRED STOCK--2.4%
Corning, Inc. Mips, Cv.
Pfd. 6.000%................     15,000       675,000
 Specialty material,
 communications, consumer
 products/services
RJR Nabisco Holdings Corp.,
 Cv. Pfd. .................    230,000     1,437,500
                                         -----------
 Manufactures tobacco and
 food products
TOTAL PREFERRED STOCKS
 (cost $2,245,000).........                2,112,500
                                         -----------

                            PRINCIPAL
CONVERTIBLE BONDS--1.0%       AMOUNT
                            ----------
 (cost $817,500)
Browning Ferris Ind.,
 Inc. ..................... $  900,000       895,500
                                         -----------
 Cv. Sub. Deb. 6.250%,
 08/15/12
 Solid and liquid waste
 mgmt. service

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND
                             PRINCIPAL
CORPORATE BONDS--3.7%           AMOUNT         VALUE
                            ----------   -----------
Xerox Corp., 8.125%,
04/15/02................... $1,000,000   $ 1,091,250
 Copiers & duplicators;
 services
Ford Motor Credit Co.,
7.750%, 11/15/02...........  1,000,000     1,070,000
 Second largest auto maker
Stanley Works, 7.375%,
 12/15/02..................  1,000,000     1,058,750
                                         -----------
 Manufacturer of full line
 hardware products

TOTAL CORPORATE BONDS
 (cost $3,041,613).........                3,220,000
                                         -----------
U.S. GOVERNMENT AGENCIES--3.6%
Federal Home Loan Bank
 7.310%, 06/16/04..........  1,000,000     1,064,260
Federal National Mortgage
 Assn. 7.400%, 07/01/04....  1,000,000     1,070,410
Federal Home Loan Bank
 7.460%, 09/09/04..........  1,000,000     1,077,700
                                         -----------

TOTAL U.S. GOVERNMENT
 AGENCIES
 (cost $2,944,463).........                3,212,370
                                         -----------
                             PRINCIPAL
COMMERCIAL PAPER--3.8%          AMOUNT         VALUE
                            ----------   -----------
Ford Motor Credit Corp.
 5.760%,
 11/03/95.................. $  640,000   $   639,795
General Electric Capital
 Corp.
 5.740%, 11/06/95..........    910,000       909,274
Ford Motor Credit Corp.
 5.750%, 11/07/95..........  1,813,000     1,811,263
                                         -----------

TOTAL COMMERCIAL PAPER
 (amortized cost
 $3,360,332)...............                3,360,332
                                         -----------

TOTAL INVESTMENTS--102.2%
 (cost $72,096,786)........               89,932,581
                                         -----------

CASH AND OTHER ASSETS
 NET OF
LIABILITIES-(2.2%).........               (1,957,678)
                                         -----------
NET ASSETS--100.0%.........              $87,974,903
                                         ===========

* Non-income producing

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND
COMMON STOCKS--98.8%
BASIC MATERIALS--4.9%        SHARES        VALUE
                           ----------   ------------
CHEMICALS-4.9%
Crompton & Knowles
 Corp.....................    141,500   $  1,786,438
 Special chemicals,
 industrial machinery
 Furon Co.................    101,200      1,568,600
 Manufacturer of
 non-metallic industrial
 products
LeaRonal, Inc.............    110,600      2,516,150
 Electroplating process
M.A. Hanna Co.............    149,000      3,818,125
 Special chemicals,
 polymers
O'Sullivan Corp. .........     28,200        306,675
                                         -----------
 Manufacturer molded
 plastic products
                                           9,995,988
                                         -----------

CAPITAL GOODS/
 CONSTRUCTION--25.0%
AEROSPACE-2.9%
Teleflex, Inc. ...........    103,000      4,364,625
 Aerospace controls;
 medical products
Whittaker Corp.* .........     71,600      1,423,050
                                         -----------
 Aerospace: fluid
 control/electric systems
                                           5,787,675
                                         -----------

BUILDING &
 CONSTRUCTION-13.0%
Applied Power, Inc.
 Cl. A....................    116,100      3,526,537
 Manufactures hydraulic
 industrial/construction
 equipment materials
Carlisle Companies,
 Inc. ....................    104,900      4,314,013
 Manufactures rubber,
 plastic, metal products
Clarcor, Inc. ............    131,050      2,981,387
 Manufactures
 filtration/consumer
 products
ESSEF Corp.*..............     92,700      1,691,775
 Manufactures reinforced
 plastic products

                             SHARES        VALUE
                           ----------   ------------
Lydall, Inc.*.............    217,100   $  4,939,025
 Engineered fiber
 materials
Osmonics, Inc.*...........    176,000      2,992,000
 Reverse
 osmosis/ultrafiltration
Regal Beloit Corp. .......    187,700      3,378,600
 Manufactures tools and
 power transmissions
RPM, Inc., Ohio...........    127,800      2,476,125
                                         -----------
 Protective coatings
                                          26,299,462
                                         -----------

ELECTRICAL EQUIPMENT-5.8%
AptarGroup, Inc. .........     16,600        568,550
 Manufacturer of packaging
 components: pumps, valves
Bearings, Inc. ...........     58,200      2,109,750
 Distributor bearings &
 power transmission
Belden, Inc. .............    105,200      2,537,950
 Manufacturer electrical
 wire, cable
EG & G, Inc. .............     91,300      1,700,462
 Scientific equipment,
 systems & services
Woodhead Industries,
 Inc. ....................    226,800      3,231,900
 Electrical specialty
 products
X-Rite, Inc. .............    105,400      1,646,875
                                         -----------
 Quality control
 instruments
                                          11,795,487
                                         -----------

ENVIRONMENTAL CONTROL-1.9%
Donaldson, Inc. ..........    142,500      3,473,438
 Engine air cleaners,
 mufflers
Harding Associates,
 Inc.*....................     67,300        462,687
                                         -----------
 Hazardous waste
 consultant services
                                           3,936,125
                                         -----------

MACHINERY-1.4%
Commercial Intertech
 Corp.....................    170,050      2,869,594
                                         -----------
 Engineers metal
 components
                                          50,688,343
                                         -----------

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND

                              SHARES       VALUE
                            ----------  ------------
CONSUMER CYCLICAL--28.1%

APPAREL/TEXTILE-3.3%
Interface, Inc. Cl. A......     18,800  $    284,350
 Manufacturer carpet/tile
Oxford Industries, Inc. ...    100,000     1,625,000
 Manufactures wearing
 apparel
Unitog Co.*................    152,500     3,583,750
 Rent/sell industrial
 uniforms
Worldtex, Inc.*............    228,100     1,254,550
                                         -----------
 Manufactures covered
 elastic yarn
                                           6,747,650
                                         -----------
AUTO RELATED-6.9%
Amcast Industrial Corp. ...    133,100     2,262,700
 Technology--intensive
 metal products
Armor All Products
Corp. .....................    124,000     2,046,000
 Produces auto cleaners and
 protectants
Augat, Inc. ...............     98,100     1,545,075
 Manufactures
 electromechanical
 components
Donnelly Corp. Cl. A.......    169,600     2,416,800
 Manufactures auto glass
 products
Modine Manufacturing Co....     72,900     2,004,750
 Auto parts: heating:
 air-conditioning
Myers Industries, Inc. ....    174,075     2,502,328
 Tire services/plastic
 products
R & B, Inc.*...............     20,000       157,500
 Markets replacement auto
 parts
Thompson PBE, Inc.*........     62,400     1,138,800
                                         -----------
 Distributor auto
 paints/supplies
                                          14,073,953
                                         -----------
FOOD SERVICE/LODGING-2.9%
Marcus Corp. ..............     77,100     2,669,587
 Hotels: restaurants:
 theatres
Sbarro, Inc. ..............    151,800     3,168,825
                                         -----------
 Italian fast food
 restaurant
                                           5,838,412
                                         -----------
HOUSEHOLD
 FURNITURE/APPLIANCE-5.7%
Chromcraft Revington,
Inc.*......................    115,800     2,779,200
 Designs/manufactures
 furniture
Crown Crafts, Inc. ........    129,000     1,644,750
 Manufactures home
 furnishing products
Ekco Group, Inc. ..........    296,300     1,666,687
 Manufactures
 kitchen/household products
HON Industries, Inc. ......     51,500     1,429,125
 Manufacturer office
 furniture/home building
 products
Lechters, Inc.*............     98,000       906,500
 Housewares & kitchen items
Stanhome, Inc. ............    101,000     3,080,500
                                         -----------
 Consumer
 products/household items
                                          11,506,762
                                         -----------
LEISURE RELATED-1.5%
Anthony Industries,
 Inc. .....................    163,200     3,039,600
                                         -----------
 Snow skis, fish tackle,
 industrial products

PHOTO & OPTICAL-0.2%
Holson Burnes Group,
 Inc.*.....................    104,500       391,875
                                         -----------
 Manufacturer/distributor
 of photograph albums

                              SHARES       VALUE
                            ----------  ------------
PRINTING & PUBLISHING-6.3%
Advo System, Inc. .........    131,000  $  3,340,500
 Direct mail advertising
 services
American Business Products,
Inc. ......................    175,000     3,828,125
 Business forms and
 supplies
Banta Corp. ...............     63,800     2,759,350
 Printing/graphic/video
 services
Lee Enterprises, Inc. .....     68,100     2,715,488
                                         -----------
 Newspaper publishing:
 radio, TV
                                          12,643,463
                                         -----------
RETAIL-GENERAL-1.3%
Arbor Drugs, Inc. .........    106,750     1,974,875
 Operates drugstores in
 Michigan
Burlington Coat Factory
 Warehouse Corp.*..........     65,650       730,356
                                         -----------
 Off-price apparel stores
                                           2,705,231
                                         -----------

                                          56,946,946
                                         -----------

CONSUMER STAPLES--12.4%
DRUGS-1.0%
West Co., Inc. ............     81,700     2,022,075
                                         -----------
 Pharmaceutical packaging
FOODS-4.4%
Bob Evans Farms, Inc. .....    180,000     3,240,000
 Sausage
 products/restaurants
Flowers Industries,
 Inc. .....................     79,900     1,727,837
 Baked, convenience, snack
 food
Longhorn Steaks, Inc.*.....    115,000     1,926,250
 Operates full-service
 restaurants
Sanfilippo (John B. & Son),
 Inc.......................    187,500     1,968,750
                                         -----------
 Processes/packages/distributes
 snacks
                                           8,862,837
                                         -----------

HOSPITAL SUPPLIES &
 SERVICES-4.3%
Beckman Instruments,
Inc. ......................    120,200     3,981,625
 Manufactures laboratory
 instruments
Invacare Corp. ............     79,700     2,012,425
 Home healthcare medical
 equipment
SpaceLabs Medical, Inc.*...    110,400     2,842,800
                                         -----------
 Manufactures patient
 monitoring products
                                           8,836,850
                                         -----------

RETAIL-FOOD & DRUGS-2.7%
Hannaford Brothers Co......    133,600     3,490,300
 Distributor:
 food/supermarkets
Luby's Cafeterias, Inc. ...     97,800     2,029,350
                                         -----------
 Cafeteria style
 restaurants
                                           5,519,650
                                         -----------

                                          25,241,412
                                         -----------

ENERGY--1.9%

OIL-DOMESTIC-0.3%

Wiser Oil Co...............     55,000       605,000
                                         -----------
 Exploration and production
 of oil and gas in fifteen
 states

OIL-SUPPLIES &
 CONSTRUCTION-1.6%
Tidewater, Inc. ...........    128,000     3,376,000
                                         -----------
 Offshore service vessels
                                           3,981,000
                                         -----------

See notes to financial statements.

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND
                              SHARES       VALUE
                            ----------  ------------
FINANCIAL--9.7%
BANKS-5.8%
Baybanks, Inc..............     20,700  $  1,676,700
 Commercial banking: MA
First American Corp. of
Tennessee..................     97,900     4,295,363
 Commercial banking: TN
First Commerce Corp........     92,800     2,876,800
 Commercial banking: LA, MS
FirstMerit Corp. ..........    105,000     2,835,000
                                        ------------
 Commercial banking: OH
                                          11,683,863
                                        ------------
INSURANCE-3.9%
Hartford Steam Boiler Insp.
& Ins. Co. ................     65,700     3,063,263
 Insurance/engineering
 services
HCC Insurance Holdings,
 Inc.*.....................     96,700     3,360,325
 Underwrites property &
 casualty insurance
Poe & Brown, Inc. .........     60,400     1,472,250
                                        ------------
 General insurance agency
                                           7,895,838
                                        ------------
                                          19,579,701
                                        ------------
PUBLIC UTILITIES--0.7%

GAS-0.7%
WICOR, Inc. ...............     47,250     1,399,781
                                        ------------
 Utility holding: Wisconsin
 gas
TECHNOLOGY--9.0%
ELECTRONICS-4.3%
DH Technology, Inc.*.......     93,700     1,850,575
 Manufactures dot matrix
 printheads
Methode Electronics, Inc.
Cl. A......................    161,100     3,705,300
 Electronic component
 devices
Pioneer Standard
Electronics, Inc. .........    234,450     3,252,994
                                        ------------
 Distributor: electronic
 components
                                           8,808,869
                                        ------------
OFFICE EQUIPMENT-4.2%
Hunt Manufacturing
Corp. .....................    190,700     3,337,250
 Manufactures & distributes
 office and art products
Wallace Computer Services,
Inc. ......................     31,450     1,772,994
 Business forms: commercial
 printing
Zero Corp. ................    219,000     3,339,750
                                        ------------
 Electronics enclosures
                                           8,449,994
                                         -----------
TELECOMMUNICATIONS-0.5%
Cellular Communications,
Inc. Cl. A*................     18,000       965,250
                                        ------------
 U.S. non-wireline cellular
 licensee
                                          18,224,113
                                        ------------



                              SHARES       VALUE
                            ----------  ------------
TRANSPORT & SERVICE--5.8%

PROFESSIONAL SERVICES-3.8%
CDI Corp.*.................    133,400  $  1,967,650
 Engineering & technical
 services
Interim Services, Inc.*....     72,700     2,162,825
 Temporary help services
Jacobs Engineering Group,
Inc.*......................     45,050       985,469
 Full service engineering
 organization
Rollins, Inc...............    123,500     2,593,500
                                        ------------
 Protective services/pest
 control
                                           7,709,444
                                         -----------
TRUCKING & SHIPPING-2.0%
Wabash National Corp. .....     37,200       943,950
 Manufacturer/market truck
 trailers
Werner Enterprises,
 Inc. .....................    162,100     3,039,375
                                        ------------
 Motor carrier: general
 freight
                                           3,983,325
                                        ------------

                                          11,692,769
                                        ------------

MISCELLANEOUS--1.3%

DIVERSIFIED-1.3%
Brady (W.H.) Cl. A.........     35,900     2,602,750
                                        ------------
 Manufactures adhesives &
 coatings

TOTAL COMMON STOCKS
 (cost $177,703,439).......              200,352,803
                                        ------------

                            PRINCIPAL
                              AMOUNT
                            ----------

COMMERCIAL PAPER--1.0%
General Electric Capital
 Corp.
 5.600%, 11/02/95.......... $1,510,000     1,509,765
Ford Motor Credit Corp.
 5.750%, 11/06/95..........    460,000       459,633
                                        ------------

TOTAL COMMERCIAL PAPER
 (amortized cost
 $1,969,398)...............                1,969,398
                                        ------------
TOTAL INVESTMENTS--99.8%
 (cost $179,672,837).......              202,322,201
                                        ------------

CASH AND OTHER ASSETS NET OF LIABILITIES-
NET OF LIABILITIES-0.2%...                   407,428
                                        ------------

NET ASSETS--100.0%.........             $202,729,629
                                        ============


* Non-income producing

See notes to financial statements.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS October 31, 1995

--------------------------------------------------------------------------------
WINTHROP FIXED INCOME FUND
U.S. GOVERNMENT             PRINCIPAL
 OBLIGATIONS--51.6%           AMOUNT       VALUE
                            ----------  ------------
United States Treasury
 Bills
 5.330%, 03/07/96.......... $1,500,000  $  1,471,901
United States Treasury
 Notes
 8.625%, 08/15/97..........    750,000       787,867
United States Treasury
 Notes
 8.875%, 11/15/97..........    250,000       265,410
United States Treasury
 Notes
 7.250%, 02/15/98..........    900,000       930,204
United States Treasury
 Notes
 7.875%, 04/15/98..........    950,000       997,566
United States Treasury
 Notes
 9.000%, 05/15/98..........    500,000       538,960
United States Treasury
 Notes
 8.250%, 07/15/98..........  1,000,000     1,063,480
United States Treasury
 Notes
 9.250%, 08/15/98..........    500,000       545,230
United States Treasury
 Notes
 8.000%, 08/15/99..........    750,000       806,355
United States Treasury
 Notes
 6.000%, 10/15/99..........  2,000,000     2,017,380
United States Treasury
 Notes
 7.500%, 10/31/99..........  4,000,000     4,242,599
United States Treasury
 Notes
 7.750%, 01/31/00..........  2,500,000     2,680,950
United States Treasury
 Notes
 8.500%, 02/15/00..........    500,000       550,540
United States Treasury
 Notes
 6.250%, 08/31/00..........  2,000,000     2,041,480
United States Treasury
 Notes
 7.750%, 02/15/01..........  2,000,000     2,173,300
United States Treasury
 Notes
 8.000%, 05/15/01..........  1,400,000     1,541,302
United States Treasury
 Notes
 7.500%, 11/15/01..........  2,500,000     2,704,600
United States Treasury
 Notes
 6.375%, 08/15/02..........    300,000       308,010
United States Treasury
 Notes
 7.250%, 05/15/04..........  1,000,000     1,082,530
United States Treasury
 Notes
 7.250%, 08/15/04..........  1,000,000     1,082,870
                                        ------------
TOTAL U.S. GOVERNMENT
 OBLIGATIONS
 (cost $26,914,451)........               27,832,534
                                        ------------
U.S. GOVERNMENT
 AGENCIES--25.9%
Federal Home Loan Mortgage
 Corp.
 7.000%, 07/01/99..........  1,406,780     1,425,244
Federal National Mortgage
 Assn.
 8.550%, 08/30/99..........    400,000       435,532
Federal Home Loan Mortgage
 Corp.
 8.750%, 10/01/01..........     76,217        78,433
Tennessee Valley Power
 Authority
 7.450%, 10/15/01..........  1,500,000     1,575,000
Federal National Mortgage
 Assn.
 7.900%, 04/10/02..........    650,000       665,333
Federal National Mortgage
 Assn.
 Pool #76368 9.250%,
09/01/03...................    171,938       180,589
Federal National Mortgage
 Assn.
 Pool #76378 9.250%,
09/01/03...................    294,791       309,622
Federal National Mortgage
 Assn.
 7.600%, 04/14/04..........  1,000,000     1,018,840
Federal Home Loan Bank
 7.360%, 07/01/04..........    500,000       535,260
Federal National Mortgage
 Assn.
 8.250%, 10/12/04..........    600,000       638,358
Federal Home Loan Mortgage
 Corp.
 8.800%, 11/17/04..........    500,000       526,350
Federal National Mortgage
 Assn.
 8.550%, 12/10/04..........  1,000,000     1,043,480




                            PRINCIPAL
                              AMOUNT       VALUE
                            ----------  ------------
Government National
 Mortgage Assn.
 9.500%, 01/15/10.......... $  437,898  $    465,814
Federal Home Loan Mortgage
 Corp.
 5.000%, 12/15/12..........  1,000,000       980,680
Federal Home Loan Mortgage
 Corp.
 10.000%, 04/01/16.........    211,609       229,066
Federal National Mortgage
 Assn.
 9.000%, 09/01/17..........    776,805       812,489
Federal Home Loan Mortgage
 Corp.
 7.779%, 10/01/19..........  1,262,332     1,298,624
Federal National Mortgage
 Assn.
 9.000%, 09/01/20..........    292,498       305,935
Government National
 Mortgage Assn.
 9.500%, 09/15/20..........     24,647        26,357
Federal National Mortgage
 Assn.
 7.417%, 12/01/21..........  1,392,090     1,419,062
                                        ------------
TOTAL U.S. GOVERNMENT
 AGENCIES
 (cost $13,740,479)........               13,970,068
                                        ------------
CORPORATE BONDS--19.6%
CANADIAN & FOREIGN-4.3%
Province of Ontario Canada
 7.750%, 06/04/02..........  1,500,000     1,606,875
Province of Ontario Canada
 7.000%, 08/04/05..........    700,000       720,125
                                        ------------
                                           2,327,000

                                        ------------
FINANCIAL-9.8%
First Bank System Floating
 Rate
 5.763%, 02/05/96..........  1,000,000       999,886
Nationsbank Corp. Floating
 Rate
 6.170%, 06/23/99..........  1,000,000     1,000,000
Ford Motor Credit Co.
 7.750%, 11/15/02..........    350,000       374,500
Household Finance Corp. Sr.
 Note
 8.000%, 08/01/04..........    600,000       654,000
American General Corp.
 7.750%, 04/01/05..........  2,050,000     2,208,875
                                        ------------
                                           5,237,261
                                        ------------
INDUSTRIAL-1.8%
Dupont (E.I.) De Nemours &
 Co.
 8.500%, 02/15/03..........    900,000       984,375
                                        ------------
PUBLIC UTILITIES-1.9%
Southwestern Bell Telephone
 6.250%, 10/15/02..........  1,000,000       997,500
                                        ------------
TRANSPORTATION-1.8%
Union Pacific Corp.
 6.000%, 09/01/03..........  1,000,000       965,000
                                        ------------
TOTAL CORPORATE BONDS
 (cost $10,384,272)........               10,511,136
                                        ------------
COMMERCIAL PAPER--0.5%
 (amortized cost $279,911)
Ford Motor Credit Corp.
 5.730%, 11/03/95..........    280,000       279,911
                                        ------------
TOTAL INVESTMENTS--97.6%
 (cost $51,319,113)........               52,593,649
                                        ------------
CASH AND OTHER ASSETS
 NET OF LIABILITIES-2.4%...                1,291,137
                                        ------------

NET ASSETS--100%...........             $ 53,884,786
                                        ------------
                                        ------------

See notes to financial statements.

WINTHROP FOCUS FUNDS--STATEMENT OF INVESTMENTS October 31, 1995

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL TRUST FUND
                           PRINCIPAL
MUNICIPAL BONDS--97.8%       AMOUNT        VALUE
                           ----------   ------------
ARIZONA-3.7%
Arizona State Wastewater
 Management Authority
 6.000%, 07/01/00......... $  600,000   $    636,750
Arizona State University
 Refunding Ser. A
 6.500%, 07/01/01.........    750,000        829,687
                                        ------------

                                           1,466,437
                                        ------------
CALIFORNIA-3.6%
Los Angeles County
 California Ser. A
 6.750%, 07/01/11.........  1,250,000      1,412,500
                                        ------------
GEORGIA-5.9%
Georgia State General Obligation Ser.
 B
 5.500%, 04/01/99...........1,200,000
                                           1,246,500
De Kalb County, Georgia
 Water & Sewer Revenue
 5.600%, 10/01/01.........  1,000,000      1,053,750
                                        ------------

                                           2,300,250
                                        ------------

ILLINOIS-9.5%
Illinois State Toll
 Highway Authority
 6.850%, 01/01/98.........    500,000        512,050
Chicago, Illinois Met.
 Wtr. Reclamation Dist.
 5.750%, 12/01/01.........  1,000,000      1,067,500
Chicago, Illinois
 5.800%, 01/01/08.........  1,000,000      1,042,500
Chicago, Illinois Met.
 Wtr. Reclamation Dist.
 6.300%, 12/01/09.........  1,000,000      1,073,750
                                        ------------

                                           3,695,800
                                        ------------
INDIANA-2.9%
Indiana University Revenue
 Student Fee Ser. K
 6.500%, 08/01/05.........  1,000,000      1,117,500
                                        ------------
IOWA-2.7%
Iowa Student Loan
 Liquidation Corp.
 6.800%, 03/01/05.........  1,000,000      1,075,000
                                        ------------
KENTUCKY-3.6%
Kentucky State Turnpike
 Authority
 6.500%, 07/01/07.........  1,250,000      1,409,375
                                        ------------
MARYLAND-3.1%
Washington Suburban
 Sanitary District Water
 Supply
 6.500%, 11/01/11.........  1,075,000      1,202,656
                                        ------------
MASSACHUSETTS-8.0%
Massachusetts State Water
 Resources Ser. B
 5.700%, 11/01/02.........  1,000,000      1,058,750
Massachusetts Bay Transit
 Authority
 5.300%, 03/01/04.........  1,000,000      1,036,250
Massachusetts State
 Refunding Ser. B
 5.500%, 11/01/07.........  1,000,000      1,033,750
                                        ------------
                                           3,128,750
                                        ------------

MISSOURI-3.5%
Missouri State Environment
 Import & Energy Resources
 5.250%, 01/01/05.........  1,325,000      1,374,688
                                        ------------
NEVADA-2.9%
Nevada Municipal Bond Bank
 Project
 7.000%, 01/01/04.........  1,000,000      1,143,750
                                        ------------
NEW JERSEY-2.8%
University Medicine &
 Dentistry
 New Jersey Ser. E
 6.400%, 12/01/07.........  1,000,000      1,076,430
                                        ------------

                           PRINCIPAL
                             AMOUNT        VALUE
                           ----------   ------------
NEW MEXICO-2.7%
Bernalillo County, New
 Mexico
 5.800%, 08/01/98......... $1,000,000   $  1,042,500
                                        ------------
NEW YORK-2.9%
New York State Local
 Assistance Corp. Ser. B
 7.125%, 04/01/03.........  1,000,000      1,130,000
                                        ------------
OHIO-7.6%
Columbus, Ohio Sewer
 Refunding
 6.200%, 06/01/04.........    740,000        812,150
Ohio State Water
 Development Authority
 Revenue
 5.750%, 06/01/04.........  2,000,000      2,140,000
                                        ------------

                                           2,952,150
                                        ------------

PUERTO RICO-2.6%
Puerto Rico Commonwealth
 Refunding
 5.100%, 07/01/02.........  1,000,000      1,028,750
                                        ------------
SOUTH CAROLINA-2.6%
South Carolina State
 Capital Improvement
 5.500%, 03/01/98.........  1,000,000      1,031,250
                                        ------------
TEXAS-19.9%
University of Texas,
 Permanent University
 Funding
 5.500%, 07/01/99.........  1,000,000      1,047,500
San Antonio, Texas Water
 Revenue
 6.100%, 05/15/02.........  1,000,000      1,092,500
Houston, Texas Refunding
 Ser. C
 5.900%, 03/01/03.........    750,000        800,625
Tarrant County, Texas
 Junior College
 District Refunding Ser. A
 6.375%, 02/15/04.........  1,500,000      1,629,375
Eanes, Texas Independent
 School District Refunding
 6.500%, 08/01/04.........  1,000,000      1,068,750
Dallas, Texas
 5.500%, 02/15/08.........  1,000,000      1,028,750
Texas State Refunding Ser.
 A
 6.000%, 10/01/08.........  1,000,000      1,096,250
                                        ------------

                                           7,763,750
                                        ------------
VIRGINIA-2.6%
Arlington County
 5.250%, 08/01/98.........  1,000,000      1,030,000
                                        ------------
WASHINGTON-4.7%
King County, Washington
 School District #401
 5.000%, 12/01/01.........    750,000        764,062
Tacoma, Washington
 Electric System Revenue
 Ser. B
 6.000%, 01/01/06.........  1,000,000      1,067,500
                                        ------------
                                           1,831,562
                                        ------------
TOTAL MUNICIPAL BONDS
 (cost $37,308,075).......                38,213,098
                                        ------------
TOTAL INVESTMENTS--97.8%
 (cost $37,308,075).......                38,213,098
                                        ------------
CASH AND OTHER ASSETS
 NET OF
LIABILITIES--2.2%.........                   845,680
                                        ------------

NET ASSETS--100%..........              $ 39,058,778
                                        ============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES October 31, 1995
--------------------------------------------------------------------------------

                                                     GROWTH AND      AGGRESSIVE        FIXED        MUNICIPAL
                                      GROWTH FUND    INCOME FUND    GROWTH FUND     INCOME FUND    TRUST FUND
                                      -----------    -----------    ------------    -----------    -----------
ASSETS:
   Investments in securities, at
     value (cost $45,427,251,
     $72,096,786, $179,672,837,
     $51,319,113 and $37,308,075
       respectively)...............   $55,169,011    $89,932,581    $202,322,201    $52,593,649    $38,213,098
   Cash............................        25,860         23,055          63,668        138,418         65,715
   Receivable for investment
     securities sold...............     2,230,996             --       1,478,636      2,011,397      1,607,663
   Receivable for capital stock
     sold..........................       533,873        323,771       1,848,426      1,583,102        106,000
   Dividends and interest
     receivable....................        31,782        285,016          54,840        697,387        702,176
   Reimbursement due from
     advisor.......................            --             --              --         26,399         22,994
   Deferred organization costs
     (Note A)......................            --             --              --             --         58,092
                                      -----------    -----------    ------------    -----------    -----------
       Total assets................    57,991,522     90,564,423     205,767,771     57,050,352     40,775,738
                                      -----------    -----------    ------------    -----------    -----------
LIABILITIES:
   Payable to investment advisor...        35,600         53,250         139,827             --         59,891
   Payable for investment
     securities purchased..........     1,780,860      2,090,757       2,032,769      3,013,768      1,103,452
   Payable for capital stock
     redeemed......................        50,000        213,880         589,624         75,321        523,192
   Dividend payable................            --             --              --         75,999         30,425
   Accrued expenses and other
     liabilities...................       178,912        231,633         275,922            478             --
                                      -----------    -----------    ------------    -----------    -----------
       Total liabilities...........     2,045,372      2,589,520       3,038,142      3,165,566      1,716,960
                                      -----------    -----------    ------------    -----------    -----------
NET ASSETS:
   Applicable to 4,927,103,
     6,036,931, 12,204,330,
     5,274,893 and 3,883,837 shares
     outstanding, respectively.....   $55,946,150    $87,974,903    $202,729,629    $53,884,786    $39,058,778
                                      -----------    -----------    ------------    -----------    -----------
                                      -----------    -----------    ------------    -----------    -----------
NET ASSETS CONSIST OF:
   Capital paid-in.................   $42,200,065    $67,896,975    $190,048,225    $52,822,440    $39,052,710
   Undistributed net investment
     income........................       159,043        126,699         405,162             --             --
   Accumulated net realized gain
     (loss) on investments.........     3,845,282      2,115,434     (10,373,122)      (212,190)      (898,955)
   Net unrealized appreciation of
     investments...................     9,741,760     17,835,795      22,649,364      1,274,536        905,023
                                      -----------    -----------    ------------    -----------    -----------
                                      $55,946,150    $87,974,903    $202,729,629    $53,884,786    $39,058,778
                                      -----------    -----------    ------------    -----------    -----------
                                      -----------    -----------    ------------    -----------    -----------
 Net asset value and offering price
   per share.......................        $11.35         $14.57          $16.61         $10.22         $10.06
                                           ------         ------          ------         ------         ------
                                           ------         ------          ------         ------         ------


See notes to financial statements.

STATEMENT OF OPERATIONS for the Year Ended October 31, 1995
--------------------------------------------------------------------------------

                                                         GROWTH AND     AGGRESSIVE        FIXED       MUNICIPAL
                                          GROWTH FUND    INCOME FUND    GROWTH FUND    INCOME FUND    TRUST FUND
                                          -----------    -----------    -----------    -----------    ----------
INVESTMENT INCOME:
   Dividends...........................   $  827,652     $ 1,826,181    $2,571,391     $       --     $       --
   Interest............................      215,823         824,086       694,900      3,113,349      1,785,549
                                          -----------    -----------    -----------    -----------    ----------
       Total investment income.........    1,043,475       2,650,267     3,266,291      3,113,349      1,785,549
                                          -----------    -----------    -----------    -----------    ----------
EXPENSES:
   Investment advisory fees (Note B)...      395,327         556,556     1,432,939        281,997        224,300
   Distribution fees (Note B)..........      263,552         376,789       872,716        225,597        179,440
   Legal fees..........................       20,000          26,000        72,000         18,000         17,000
   Transfer agent fees.................       66,000          87,000       204,000         50,000         36,000
   Custodian fees......................       47,000          59,000       120,000         41,000         35,000
   Auditing fees.......................       12,000          18,000        37,000         14,000         10,000
   Printing fees.......................       16,000          18,000        29,000         14,000         13,000
   Trustees' fees......................       11,000          12,000        17,000         10,000          8,000
   Miscellaneous.......................       28,208          34,856        76,474         27,000         23,000
   Amortization of organization costs
     (Note A)..........................           --              --            --             --         21,184
                                          -----------    -----------    -----------    -----------    ----------
                                             859,087       1,188,201     2,861,129        681,594        566,924
       Less expenses reimbursed by
         investment advisor............           --              --            --       (230,399 )     (208,045)
                                          -----------    -----------    -----------    -----------    ----------
       Net expenses....................      859,087       1,188,201     2,861,129        451,195        358,879
                                          -----------    -----------    -----------    -----------    ----------
NET INVESTMENT INCOME..................      184,388       1,462,066       405,162      2,662,154      1,426,670
                                          -----------    -----------    -----------    -----------    ----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS--Note C:
   Net realized gain (loss) on
     investments.......................    3,855,434       2,114,892     4,891,763        221,384       (559,335)
   Net change in unrealized
     appreciation on investments.......    2,214,074       8,320,026    13,889,695      2,303,777      2,549,446
                                          -----------    -----------    -----------    -----------    ----------
   Net realized and unrealized gain on
     investments.......................    6,069,508      10,434,918    18,781,458      2,525,161      1,990,111
                                          -----------    -----------    -----------    -----------    ----------
INCREASE IN NET ASSETS FROM
  OPERATIONS...........................   $6,253,896     $11,896,984    $19,186,620    $5,187,315     $3,416,781
                                          -----------    -----------    -----------    -----------    ----------
                                          -----------    -----------    -----------    -----------    ----------

See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         GROWTH AND
                                                             GROWTH FUND                 INCOME FUND
                                                      -------------------------   -------------------------
                                                      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                       10/31/95      10/31/94      10/31/95      10/31/94
                                                      -----------   -----------   -----------   -----------
OPERATIONS:
   Net investment income............................  $  184,388    $   32,723    $1,462,066    $1,088,804
   Net realized gain on investments.................   3,855,434     3,314,787     2,114,892     2,850,323
   Net change in unrealized appreciation on
     investments....................................   2,214,074    (1,419,110 )   8,320,026    (1,512,330 )
                                                      -----------   -----------   -----------   -----------
   Increase in net assets from operations...........   6,253,896     1,928,400    11,896,984     2,426,797
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income................................     (58,068 )          --    (1,501,908 )    (971,199 )
   Realized gains on investments....................  (3,314,586 )  (2,678,311 )  (2,851,832 )  (1,646,857 )
CAPITAL STOCK TRANSACTIONS--(NET) NOTE D............     610,099     3,759,172    13,411,750    15,044,680
                                                      -----------   -----------   -----------   -----------
   Total increase in net assets.....................   3,491,341     3,009,261    20,954,994    14,853,421
NET ASSETS:
   Beginning of year................................  52,454,809    49,445,548    67,019,909    52,166,488
                                                      -----------   -----------   -----------   -----------
   End of year (including undistributed net
     investment income of $159,043 and $32,723 for
     the Growth Fund at 10/31/95 and 10/31/94,
     respectively, and $126,699 and $166,541 for the
     Growth and Income Fund at 10/31/95 and
       10/31/94, respectively)......................  $55,946,150   $52,454,809   $87,974,903   $67,019,909
                                                      -----------   -----------   -----------   -----------
                                                      -----------   -----------   -----------   -----------

--------------------------------------------------------------------------------

                                                             AGGRESSIVE
                                                             GROWTH FUND               FIXED INCOME FUND
                                                     ---------------------------   -------------------------
                                                      YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                       10/31/95       10/31/94      10/31/95      10/31/94
                                                     ------------   ------------   -----------   -----------
OPERATIONS:
   Net investment income (loss)....................  $    405,162   $    (48,201)  $2,662,154    $2,150,296
   Net realized gain (loss) on investments.........     4,891,763      6,163,077      221,384      (436,132 )
   Net change in unrealized appreciation on
     investments...................................    13,889,695     (2,663,912)   2,303,777    (3,401,570 )
                                                     ------------   ------------   -----------   -----------
   Increase (decrease) in net assets from
     operations....................................    19,186,620      3,450,964    5,187,315    (1,687,406 )
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income...............................            --       (122,111)  (2,662,154 )  (2,150,296 )
   Realized gains on investments...................    (6,165,603)    (5,363,488)          --      (916,068 )
CAPITAL STOCK TRANSACTIONS--(NET) NOTE D...........    45,084,159     68,756,345   12,209,472     3,022,495
                                                     ------------   ------------   -----------   -----------
   Total increase (decrease) in net assets.........    58,105,176     66,721,710   14,734,633    (1,731,275 )
NET ASSETS:
   Beginning of year...............................   144,624,453     77,902,743   39,150,153    40,881,428
                                                     ------------   ------------   -----------   -----------
   End of year (including undistributed net
     investment income of $405,162 for the
     Aggressive Growth Fund at 10/31/95)...........  $202,729,629   $144,624,453   $53,884,786   $39,150,153
                                                     ------------   ------------   -----------   -----------
                                                     ------------   ------------   -----------   -----------

                                                                                  MUNICIPAL
                                                                                 TRUST FUND
                                                                         ---------------------------
                                                                         YEAR ENDED      YEAR ENDED
                                                                          10/31/95        10/31/94
                                                                         -----------    ------------
OPERATIONS:
   Net investment income..............................................   $ 1,426,670    $ 1,303,489
   Net realized loss on investments...................................      (559,335)      (338,883 )
   Net change in unrealized appreciation on investments...............     2,549,446     (1,903,318 )
                                                                         -----------    ------------
   Increase (decrease) in net assets from operations..................     3,416,781       (938,712 )
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Investment income..................................................    (1,426,670)    (1,303,489 )
CAPITAL STOCK TRANSACTIONS--(NET) NOTE D..............................     2,598,461      2,918,893
                                                                         -----------    ------------
   Total increase in net assets.......................................     4,588,572        676,692
NET ASSETS:
   Beginning of year..................................................    34,470,206     33,793,514
                                                                         -----------    ------------
   End of year........................................................   $39,058,778    $34,470,206
                                                                         -----------    ------------
                                                                         -----------    ------------

See notes to financial statements.

WINTHROP FOCUS FUNDS--NOTES TO FINANCIAL STATEMENTS October 31, 1995
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. Winthrop Focus Funds ("Winthrop" or "Funds") operates as a series company currently issuing five classes of shares of beneficial interest: Winthrop Growth Fund, Winthrop Growth and Income Fund, Winthrop Aggressive Growth Fund, Winthrop Fixed Income Fund, and Winthrop Municipal Trust Fund. Winthrop, organized as a Massachusetts business trust on November 26, 1985, constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended ("Act"). Wood Struthers & Winthrop Management Corp. (the "Advisor" ) is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated. The following is a summary of significant accounting policies consistently followed by Winthrop.

  (1) SECURITY VALUATION: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable and tax-exempt income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis.

  (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. The Winthrop Fixed Income Fund and Winthrop Municipal Trust Fund each declare dividends on a daily basis. Such dividends are paid monthly.

  (6) DEFERRED ORGANIZATION COSTS: The Municipal Trust Fund will reimburse the Advisor for costs incurred in connection with the Municipal Trust Fund's organization. The costs are being amortized on a straight-line basis over five years commencing July 28, 1993.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: Under its Advisory Agreement with Winthrop, the Advisor will provide investment advisory services and order placement facilities for Winthrop and

--------------------------------------------------------------------------------
pay all compensation of Trustees of Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish Winthrop, without charge, management supervision and assistance and office facilities. Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Aggressive Growth Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of
1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance; and Winthrop Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance. Such fees will be accrued daily and paid monthly.

The Advisory Agreement provides that the Advisor will reimburse Winthrop for its expenses (exclusive of interest, taxes, brokerage, distribution services fees and extraordinary expenses, all to the extent permitted by applicable state securities law and regulations) which in any year exceed the limits prescribed by any state in which shares of Winthrop are qualified for sale. Winthrop believes that presently the most restrictive applicable expense ratio limitation imposed on Winthrop by any state is 2 1/2% of average net assets of the first $30 million, 2% of average net assets of the next $70 million and 1 1/2% of average net assets in excess of $100 million. Commencing July 1, 1994, the Advisor has agreed to reimburse through October 31, 1995 all operating expenses in excess of 1.00% of the average daily net assets of the Fixed Income Fund and the Municipal Trust Fund. For the period November 1, 1995 through October 31, 1996, the Advisor may, in its sole discretion, determine to reduce its management fees by the amount that Total Fund Operating Expenses exceed 1.00% of the average daily net assets of each of the Fixed Income Fund and the Municipal Trust Fund. The Advisor may, in its sole discretion, determine to discontinue this practice with respect to both or either of such Funds. As a result of the voluntary assumption of expenses, the Advisor reimbursed the Fixed Income Fund and Municipal Trust Fund $230,399 and $208,045, respectively, during the year ended October 31, 1995.

Pursuant to Rule 12b-1 under the Act, Winthrop has entered into a Distribution Services Agreement (the "Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, Winthrop's Distributor, under which Winthrop pays a distribution services fee to the Distributor at an annual rate of up to .50% of each Fund's aggregate average daily net assets. The Agreement provides that the Distributor will use amounts payable under the Agreement in their entirety for
(i) payments to broker/dealers and other financial intermediaries for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise in promoting the sale of shares of Winthrop such as by paying for the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. The Agreement also provides that the Advisor may use its own resources including fees from investment companies (including Winthrop) to finance the distribution of Winthrop's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $1,200 per meeting. In addition, each unaffiliated Trustee who is a member of the audit committee receives an attendance fee of $500 per meeting.

NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at October 31, 1995, was substantially the same as the cost of securities for financial statement purposes. At October 31, 1995, the components of the net unrealized appreciation on investments were as follows:

                                      GROWTH        GROWTH & INCOME     AGGRESSIVE GROWTH     FIXED INCOME     MUNICIPAL TRUST
                                       FUND              FUND                 FUND                FUND              FUND
                                    -----------     ---------------     -----------------     ------------     ---------------
Gross appreciation (investments
 having an excess of value over
   cost)........................    $10,878,765       $19,201,560          $30,779,318        $ 1,381,000        $   933,066
Gross depreciation (investments
 having an excess of cost over
   value).......................     (1,137,005)       (1,365,765)          (8,129,954)          (106,464 )          (28,043)
                                    -----------     ---------------           --------        ------------           -------
Net unrealized appreciation of
  investments...................    $ 9,741,760       $17,835,795          $22,649,364        $ 1,274,536        $   905,023
                                    -----------     ---------------           --------        ------------           -------
                                    -----------     ---------------           --------        ------------           -------

--------------------------------------------------------------------------------
For the year ended October 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                      GROWTH        GROWTH & INCOME     AGGRESSIVE GROWTH     FIXED INCOME     MUNICIPAL TRUST
                                       FUND              FUND                 FUND                FUND              FUND
                                    -----------     ---------------     -----------------     ------------     ---------------
Purchases.......................    $52,892,711       $37,992,480          $96,922,800        $40,717,657        $20,943,951
Sales...........................     50,124,821        23,261,731           40,989,987         28,040,147         17,155,314

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.01 par value) authorized. During 1994, with respect to the Aggressive Growth Fund, accumulated investment losses of $12,894 were reclassified to capital paid-in. Transactions in shares of beneficial interest were as follows:

                                                  GROWTH FUND                                        GROWTH & INCOME FUND
                          -----------------------------------------------------------     ------------------------------------------
                                                                                                                         YEAR ENDED
                                  YEAR ENDED                      YEAR ENDED                      YEAR ENDED              OCTOBER
                               OCTOBER 31, 1995                OCTOBER 31, 1994                OCTOBER 31, 1995           31, 1994
                          ---------------------------     ---------------------------     ---------------------------    ----------
                            SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT         SHARES
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Shares sold...........       532,740     $  5,466,192        490,202     $  5,372,687      1,461,068     $ 19,316,205     1,350,735
Shares issued through
 reinvestment of
 dividends............       287,842        2,878,417        210,986        2,259,663        263,368        3,373,871       137,579
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
                             820,582        8,344,609        701,188        7,632,350      1,724,456       22,690,076     1,488,314
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Shares redeemed.......      (743,608)      (7,734,510)      (357,176)      (3,873,178)      (697,917)      (9,278,326)     (365,123)
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Net increase..........        76,974     $    610,099        344,012     $  3,759,172      1,026,539     $ 13,411,750     1,123,191
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------

                           AMOUNT
                        ------------
Shares sold...........  $ 18,132,567
Shares issued through
 reinvestment of
dividends.............     1,822,413
                        ------------
                          19,954,980
                        ------------
Shares redeemed.......    (4,910,300)
                        ------------
Net increase..........  $ 15,044,680
                        ------------
                        ------------





                                            AGGRESSIVE GROWTH FUND                                    FIXED INCOME FUND
                          -----------------------------------------------------------     ------------------------------------------
                                                                                                                         YEAR ENDED
                                  YEAR ENDED                      YEAR ENDED                      YEAR ENDED              OCTOBER
                               OCTOBER 31, 1995                OCTOBER 31, 1994                OCTOBER 31, 1995           31, 1994
                          ---------------------------     ---------------------------     ---------------------------    ----------
                            SHARES          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT         SHARES
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Shares sold...........     4,656,242     $ 72,414,139      4,672,514     $ 73,246,012      2,205,344     $ 21,904,065     1,112,714
Shares issued through
 reinvestment of
 dividends............       382,815        5,692,460        322,012        4,852,722        178,087        1,772,956       200,340
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
                           5,039,057       78,106,599      4,994,526       78,098,734      2,383,431       23,677,021     1,313,054
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Shares redeemed.......    (2,074,286)     (33,022,440)      (589,769)      (9,342,389)    (1,159,789)     (11,467,549)   (1,002,473)
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
Net increase..........     2,964,771     $ 45,084,159      4,404,757     $ 68,756,345      1,223,642     $ 12,209,472       310,581
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------
                          ----------     ------------     ----------     ------------     ----------     ------------    ----------




                           AMOUNT
                        ------------
Shares sold...........  $ 11,204,524
Shares issued through
 reinvestment of
dividends.............     2,048,817
                        ------------
                          13,253,341
                        ------------
Shares redeemed.......   (10,230,846)
                        ------------
Net increase..........  $  3,022,495
                        ------------
                        ------------





                                             MUNICIPAL TRUST FUND
                          -----------------------------------------------------------
                                  YEAR ENDED                      YEAR ENDED
                               OCTOBER 31, 1995                OCTOBER 31, 1994
                          ---------------------------     ---------------------------
                            SHARES          AMOUNT          SHARES          AMOUNT
                          ----------     ------------     ----------     ------------
Shares sold...........     1,175,181     $ 11,478,178      1,525,475     $ 15,174,345
Shares issued through
 reinvestment of
 dividends............       112,223        1,098,286         98,883          968,442
                          ----------     ------------     ----------     ------------
                           1,287,404       12,576,464      1,624,358       16,142,787
                          ----------     ------------     ----------     ------------
Shares redeemed.......    (1,030,022)      (9,978,003)    (1,344,417)     (13,223,894)
                          ----------     ------------     ----------     ------------
Net increase..........       257,382     $  2,598,461        279,941     $  2,918,893
                          ----------     ------------     ----------     ------------
                          ----------     ------------     ----------     ------------


NOTE (E) PRIOR YEAR FINANCIAL STATEMENT PRESENTATION: During the year ended October 31, 1993, Winthrop, upon further review, determined that the objectives, policies and other factors affecting the determination of the surviving entity with respect to Neuwirth Fund, Inc. and Pine Street Fund, Inc. did not change and that the reorganization of these Funds on July 10, 1992 should be reported with those Funds as the surviving entities. Accordingly, the financial highlights for the period ended October 31, 1992 of both Funds have been restated.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.
This information has been derived from information provided in the financial statements.

                                          NET
                                      REALIZED AND
         NET ASSET                     UNREALIZED      DIVIDENDS      DISTRIBUTIONS         NET                        NET ASSETS,
          VALUE,          NET           GAINS OR        FROM NET          FROM          ASSET VALUE,                     END OF
         BEGINNING     INVESTMENT     (LOSSES) ON      INVESTMENT        CAPITAL            END           TOTAL          PERIOD
         OF PERIOD       INCOME        SECURITIES        INCOME           GAINS          OF PERIOD       RETURN++     (000 OMITTED)
         ---------     ----------     ------------     ----------     -------------     ------------     --------     -------------
GROWTH FUND--YEARS ENDED OCTOBER 31,

1995      $ 10.82        $0.037         $  1.190        $ (0.012)        $(0.685)          $11.35           12.21%      $  55,946
1994        10.97         0.014            0.435           --             (0.599)           10.82            4.15          52,455
1993        11.10         0.061            1.386          (0.077)         (1.500)           10.97           14.36          49,446
1992        11.45         0.123            0.418          (0.163)         (0.728)           11.10            4.66          48,678
1991         9.20         0.148            2.512          (0.198)         (0.212)           11.45           29.71          50,426
GROWTH AND INCOME FUND--YEARS ENDED OCTOBER 31,
1995      $ 13.38        $0.254         $  1.769        $ (0.266)        $(0.567)          $14.57          16.10%       $  87,975
1994        13.42         0.244            0.358          (0.223)         (0.419)           13.38            4.58          67,020
1993        12.35         0.270            1.720          (0.271)         (0.649)           13.42           16.93          52,166
1992*       12.03         0.083            0.572          (0.165)         (0.170)           12.35           16.39(1)       46,457
                                                               YEARS ENDED JUNE 30,
1992        11.70         0.320            0.916          (0.234)         (0.672)           12.03           10.45          45,342
1991        12.48         0.380            0.010          (0.386)         (0.784)           11.70            3.86          47,340
AGGRESSIVE GROWTH FUND--YEARS ENDED OCTOBER 31,
1995      $ 15.65        $0.035         $  1.621        $  --            $(0.696)          $16.61           11.10%      $ 202,730
1994        16.11         0.105            0.603          (0.026)         (1.142)           15.65            4.67         144,624
1993        14.00         0.123            3.195          (0.011)         (1.197)           16.11           25.34          77,903
1992**      14.16         0.011            1.482          (0.027)         (1.626)           14.00           13.95(1)       39,683
                                                           YEARS ENDED DECEMBER 31,
1991        10.16         0.023            5.090          (0.024)         (1.089)           14.16           50.55          32,340
1990        11.90         0.157           (1.720)         (0.177)          --               10.16          (13.12)         22,041
FIXED INCOME FUND--YEARS ENDED OCTOBER 31,
1995      $  9.66        $0.588         $  0.560        $ (0.588)        $ --              $10.22          12.23%       $  53,885
1994        10.93         0.567           (1.027)         (0.567)         (0.243)            9.66           (4.37)         39,150
1993        10.40         0.622            0.567          (0.622)         (0.037)           10.93           11.79          40,881
1992        10.08         0.695            0.320          (0.695)          --               10.40           10.37          32,358
1991         9.57         0.773            0.510          (0.773)          --               10.08           13.92          23,783
MUNICIPAL TRUST FUND--YEARS ENDED OCTOBER 31,
1995      $  9.51        $0.389         $  0.550        $ (0.389)        $ --              $10.06           10.06%      $  39,059
1994        10.10         0.365           (0.590)         (0.365)          --                9.51           (2.27)         34,470
1993+       10.00         0.085            0.100          (0.085)          --               10.10            7.15(1)       33,794


                           RATIO OF
          RATIO         NET INVESTMENT
       OF EXPENSES        INCOME TO        PORTFOLIO
       TO AVERAGE        AVERAGE NET       TURNOVER
      NET ASSETS(2)       ASSETS(2)          RATE
      -------------     --------------     ---------
GROW
1995       1.63%              0.35%          101.7%
1994       1.65               0.06            28.2
1993       1.36               0.56            61.7
1992       1.26               1.11            65.7
1991       1.34               1.40            31.7
GROW
1995       1.58%              1.94%           31.8%
1994       1.64               1.88            25.9
1993       1.33               2.12            36.4
1992       1.32(1)            1.99(1)         14.4

1992       1.35               2.62            29
1991       1.23               3.25            48
AGGR
1995       1.64%              0.23%           25.1%
1994       1.70              (0.04)           31.6
1993       1.44               0.32           134.3
1992       1.74(1)            0.10(1)        164.1

1991       1.89               0.18            91.3
1990       1.98               1.45            87.6
FIXE
1995       1.00%              5.90%           66.1%
1994       0.93               5.58            55.9
1993       0.83               5.79            95.6
1992       0.51               6.71            62.8
1991       --                 7.75            35.9
MUNI
1995       1.00%              3.97%           49.3%
1994       0.83               3.71            42.5
1993       0.75(1)            3.28(1)          0

 * For the period 7/1/92 to 10/31/92.

 ** For the period 1/1/92 to 10/31/92.

 + Commencement of operations for the Municipal Trust Fund was July 28, 1993.

 ++ A contingent deferred sales charge may be imposed on redemptions which would reduce total return shown above.

(1) Annualized

(2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets, as follows: Growth and Income Fund, .01% and .08%, for the years ended 6/30/92, and 91, respectively; Aggressive Growth Fund, .01% and .06% for the years ended 12/31/91 and 90, respectively; Fixed Income Fund, .51%, .67%, .58%, .98%, and 2.19% for the years ended 10/31/95, 94, 93, 92, and 91, respectively; and Municipal Trust Fund, .58%, .77% and 1.15% (annualized) for the years ended 10/31/95, 94 and 93, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Winthrop Focus Funds:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Winthrop Focus Funds (comprising, respectively, the Winthrop Growth Fund, the Winthrop Growth and Income Fund, the Winthrop Aggressive Growth Fund, the Winthrop Fixed Income Fund and the Winthrop Municipal Trust Fund) as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights, with respect to the Winthrop Growth Fund, Winthrop Fixed Income Fund and Winthrop Municipal Trust Fund, for each of the periods indicated therein and, with respect to the Winthrop Aggressive Growth Fund and Winthrop Growth and Income Fund, for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Winthrop Aggressive Growth Fund (formerly Neuwirth Fund, Inc.) for the year ended December 31, 1991 and each of the two years in the period then ended and Winthrop Growth and Income Fund (formerly Pine Street Fund, Inc.) for the year ended June 30, 1992 and each of the two years in the period then ended, were audited by other auditors whose reports thereon dated January 27, 1992 and August 3, 1992 respectively, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of each of the respective Funds constituting the Winthrop Focus Funds at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights, with respect to the Winthrop Growth Fund, Winthrop Fixed Income Fund and Winthrop Municipal Trust Fund, for each of the indicated periods and, with respect to the Winthrop Aggressive Growth Fund and Winthrop Growth and Income Fund for each of the four years in the period then ended, in conformity with generally accepted accounting principles.




                                             Ernst & Young LLP





New York, New York
November 28, 1995

                          WINTHROP FOCUS FUNDS

                             (800) 225-8011

                                TRUSTEES

 Carl B. Menges                 Stig Host                William H. Mathers
 Robert L. Bast              James L. McCabe             William C. Simpson
 James A. Engle            G. Moffett Cochran              Peter F. Krogh
 John J. Halsey              John J. Sheehan               Stephen K. West
                            Dennis G. Little

                                OFFICERS

                Carl B. Menges, Chairman and President
                   Sam M. D'Agostino, Vice President
                      James A. Engle, Vice President
         Martin Jaffe, Vice President, Treasurer, and Secretary
                     Cathy A. Jameson, Vice President
                  Marybeth b. Leithead, Vice President
                     Hugh M. Neuburger, Vice President
                       Roger W. Vogel, Vice President
                  Charles E. Hughes, Assistant Secretary
                 Brian A. Kammerer; Assistant Treasurer

                           INVESTMENT ADVISOR

             Wood Struthers & Winthrop Management Corp.
 An Investment Management Subsidiary of Donaldson, Lufkin & Jenrette
                     140 Broadway, New York, NY 10005

                                CUSTODIAN

                             Citibank, N.A.
                  111 Wall Street, New York, NY 10043

                             TRANSFER AGENT

                          Fund/Plan Services, Inc.
           P.O. Box 874 (#2 Elm Street), Conshohocken, PA 19428

                               DISTRIBUTOR

            Donaldson, Lufkin & Jenrette Securities Corporation
                      140 Broadway, New York NY 10005

                                 AUDITORS

                             Ernst & Young LLP
                   787 Seventh Avenue, New York, NY 10019

                               LEGAL COUNSEL

                            Sullivan & Cromwell

                     125 Broad Street, New York, NY 10004

  This report is submittted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

                         WOOD, STRUTHERS & WINTHROP

                              Established 1971

                                   [LOGO]

                     INVESTMENT MANAGEMENT SUBSIDIARY OF
                        DONALDSON, LUFKIN & JENRETTE
                           SECURITIES CORPORATION
                           (The Fund Distributor)

                               12458     12/95

                                   [LOGO]

                                  WINTHROP
                                    FOCUS
                                    FUNDS

                               Annual Report
                              October 31, 1995

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